FAIR VALUE MEASUREMENTS - Schedule of Liability Measured at Estimated Fair Value (Details) - Warrant Liability $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of December 31, 2022	$ 185
Change in valuation	(167)
Fair value as of September 30, 2023	$ 18